Share and Other Capital (Tables)	6 Months Ended
Jun. 30, 2019
Share And Other Capital
Disclosure of Change in Stock Options Issued

The following tables summarizes the activity under the LTIP and the Stock Option Plan:

	Six months ended		Year ended
	June 30, 2019		December 31, 2018
US dollar-denominated stock options and DSU	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the period	888,816	3.66	712,415	4.66
Granted	150,000	3.15	426,000	1.74
Exercised	(110,850)	2.35	—	—
Forfeited	—	—	(249,599)	3.23
Balance – End of period	927,966	3.76	888,816	3.66

	Six months ended		Year ended
	June 30, 2019		December 31, 2018
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the period	869	743.56	1,503	605.84
Forfeited	—	—	(104)	668.65
Expired	—	—	(530)	367.70
Balance – End of the period	869	743.56	869	743.56